INVESTMENT ADVISER:

The Scott S. James Company
6700 Arlington Boulevard
Falls Church, VA  22042

INDEX:

RISK/RETURN SUMMARY
 Fund Investment Objectives/Goals ... 2
 Principal Investment Strategies .... 2
 Principal Investment Risks ......... 2
 Risk/Return Bar Chart & Table ...... 2

FEES & EXPENSES ..................... 3
OBJECTIVES, STRATEGIES & RISKS                     The Scott James Fund, Inc.
 Investment Objectives .............. 3
 Principal Investment Strategies .... 3
 Risks .............................. 4
FUND PERFORMAMCE .................... 4                  Prospectus
MANAGEMENT .......................... 4              January 31, 2003
CAPITAL STOCK ....................... 5
SHAREHOLDER INFORMATION  ............ 5
PURCHASES & REDEMPTIONS
 Purchase of Shares ................  5
 Redemption of Fund Shares .........  6   Like all mutual funds, the Securities
DIVIDENDS & DISTRIBUTIONS ........... 6   & Exchange Commission has not approv-
TAX CONSEQUENCES .................... 6   ed or disaproved the security offered
DISTRIBUTION ARRANGEMENTS ........... 7   in this Prospectus and has not passed
FINANCIAL HIGHLIGHTS ................ 7   upon the accuracy or adequacy of this
WHERE TO GO FOR MORE INFORMATION .... 8   Prospectus.   Any  representation  to
WHY YOU SHOULD READ THIS PROSPECTUS . 8   the contrary is a criminal offence.




The Scott James Fund, Inc.
6700 Arlington Boulevard
Falls Church, VA  22042
703-533-2500 * 800-846-9350

PROSPECTUS                                               January 31, 2003

RISK/RETURN SUMMARY

Fund Investment Objectives/Goals:
The Scott James Fund (the Fund) is an open-end diversified management investment company that seeks capital appreciation through common stocks.

Principal Investment Strategies:
The Fund will seek appreciation by buying stocks when they reach levels representing good value, and as such, the Fund is considered a Value Fund. The Fund intends to focus investments in the Small-Cap category, making the fund a Small-Cap Value Fund. Stocks will be purchased when their open market prices fall to low levels relative to their historical valuation.
Valuation will be determined though a combination of book value, liquid assets, balance sheet strength, price-earnings ratio, dividend yield, and earnings. When the stocks reach high prices relative to their historical valuation they will be sold.

Principal Investment Risks:
A primary risk of the value investment strategy is during periods when the value investment style is out of favor the fund may underperform the general market, or even lose money, causing your share prices to decline, which may result in losses if you sell your shares. Small-Cap companies, which have market capitalizations of less than $1 billion, are exposed to greater than average business risks because of their small size. This additional business risk exposes these stocks to greater than average market fluctuations, and therefore the fund is exposed to greater than average fluctuation risk.
These market price fluctuations may cause you to lose money when shares are redeemed.

It is important to note that Fund shares are not guaranteed or insured by the FDIC or any other agency of the US Government. As with any investment in mutual funds, shares are not guaranteed or insured by the FDIC or any other agency of the US Government. As with any investment in securities which may be subject to wide fluctuations in market value, you may lose money by investing in the Fund.

Risk/Return Bar Chart and Table: The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each year over a three-year period. During this period, the highest return for a fiscal quarter was 20.58% (quarter ended January
2002) and the lowest return was -17.25% (quarter ended October 2002). The Fund's past performance does not indicate how it may perform in the future.

The Scott James Fund Annual Total Returns In Percent:

11/14/2000-12/31/2000   1/1/2001-10/31/2001   11/1/2001-10/31/2002

        -2.016%              +34.15%                +13.4%

Risk/Return Table: The table shows the Fund's annual returns for 11/14/2000 (inception date) - 12/31/2000 and fiscal year 1/1/2001-10/31/2001 and the fiscal year 11/1/2001-10/31/2002 and the effect of federal income taxes on these returns. Tax figures for the Fund were calculated using the highest individual income tax bracket for every situation. Actual after-tax returns may be lower than those shown since they depend on the investor's tax information. State and local taxes were not considered. Please note that this tax information does not apply to tax-deferred accounts such as IRA's because such accounts are subject to taxation only upon distribution.

                                                         Period
                                                        11/1/01-
                                                        10/31/02

The Scott James Fund, Inc. - Return Before Taxes         +13.40%
Return After Taxes on Distributions                       +8.25%
Return After Taxes on Distributions & Sale of Fund Shares +8.36%

S & P 500 Index - Return Before Fees, Expenses or Taxes  -16.43%

                                                         Period    Period
                                                        1/1/01-  11/15/00-
                                                        10/31/01 12/31/00

The Scott James Fund, Inc. - Return Before Taxes         +34.15%   -2.016%
Return After Taxes on Distributions                      +29.03%   -3.216%
Return After Taxes on Distributions & Sale of Fund Shares+20.79%   -3.216%

S & P 500 Index - Return Before Fees, Expenses or Taxes   -19.7%    -4.5%

FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
    Maximum Sales Charge (Load) Imposed on Purchases                   None
    Maximum Deferred Sales Charge (Load)                               None
    Maximum Sales Charge (Load) on Reinvested Dividends                None
    Redemption Fee                                                     None
    Exchange Fees                                                      None
    Maximum Account Fee For IRA Accounts Only Paid to Trustar           $70

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
    Management Fees                                                     1.0%
    Distribution [and/or Service](12b-1)Fees                           None
    Other Expenses (Estimated)
       Administrative Costs                                             0.5%
    Total Annual Fund Operating Expenses                                1.5%
*In the event that the total funds operating expenses exceed 1.5% the Investment Adviser has a contractual obligation to waive any fees above that level.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 Year       3 Years      5 Years        10 Years
                 $150          $480        $840           $1,890


You would pay the following expenses if you did not redeem your shares:

                1 Year       3 Years      5 Years        10 Years
                 $150          $480        $840           $1,890


                    OBJECTIVES, STRATEGIES AND RISKS

                          Investment Objectives

The Scott James Fund (the Fund) is an open-end diversified management investment company that seeks capital appreciation through common stocks. The Fund will seek appreciation by buying stocks when they reach levels representing good value, and as such, the Fund is considered a Value Fund.

                     Principal Investment Strategies

Security Selection Criteria: The Fund intends to focus investments in the Small-Cap category, making the fund a Small-Cap Value Fund. Stocks will be purchased when their open market prices falls to low levels relative to their historical valuation. Valuation will be determined though a combination of book value, liquid assets, balance sheet strength, price-earnings ratio, dividend yield, and earnings. When the stocks reach high prices to their historical valuation they will be sold.

Portfolio Turnover Policy: The Fund intends to maintain relatively low turnover, and expects portfolio turnover to be under 100% per year. The Adviser intends to conduct trades to accomplish the Fund's investment objectives. Securities recently bought may be sold, and securities recently sold may be repurchased if the Adviser deems these transactions may help the Fund accomplish its objectives. Short-term transactions result in higher brokerage expenses and taxes than long-term transactions.
See "Taxation" page 5. The portfolio turnover rate will vary from year to year. Years with high portfolio turnover will result in higher than average transaction costs and may result in higher than average taxes on realized capital gains and may reduce the Fund's total return.
This would affect the taxes the shareholders would have to pay in that the profits, if any, would be treated as ordinary income rather than the lower rate on long-term capital gains. Turnover of the Fund's portfolio of securities was 85.28% in 2002, 66.57% in 2001 and 2.34% from inception date in 2000.

                                  Risks

As said under Narrative Risk Disclosure on page 2, the Fund's total return, like stock prices generally, goes up and down such that an investor may lose money over short and even long periods of time. The Fund is also subject to manager risk, which is the chance that, in spite of Fund investment strategies, poor security selection will cause the Fund to under perform other Funds with similar investment objectives. Additional risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. This price volatility may cause investors to lose money when they sell their shares.

Who may invest: Investors who seek capital appreciation with a willingness to tolerate significant fluctuations in your asset value per share.

Who should not invest: Investors who seek income from their investment and are not willing to tolerate significant fluctuation in share value.

FUND PERFORMANCE:
With small-cap value investing having been in favor the past few years performance at recent levels will be difficult to maintain.

MANAGEMENT:

INVESTMENT ADVISER
The Scott S. James Company, located at 6700 Arlington Blvd., Falls Church, Virginia, is a Virginia corporation that acts as an Investment
Adviser to the Fund. The Scott S. James Company is an SEC registered investment adviser under the Investment Advisers Act of 1940 since 1996, and manages over $80,000,000 for advisory clients. The portfolio manager is Mr. Scott S. James, CFP, who has been a registered representative since 1986, a Certified Financial Planner since 1989, and the President of a Registered Investment Adviser, The Scott S.
James Company, since 1996. Mr. James is also president of Scott James Group, Inc., a broker-dealer, since 2000. Mr. Scott S. James is the sole owner, director and officer of the Investment Adviser and is also President of the Fund.

On January 28, 2000, the shareholders of the Fund approved a management and advisory contract with The Scott S. James Company which was unanimously renewed by the Directors on January 25, 2003. This Agreement will continue on a year to year basis provided that approval is voted on at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.


Under the Agreement, The Scott S. James Company will furnish investment direction on the basis of an ongoing reviews of securities to determine when and what securities will be purchased or disposed by designated Fund personnel. The Agreement may be terminated at any time, without payment of penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to The Scott S. James Company. In the event of its assignment, the Agreement will terminate automatically. For these services, the Fund has agreed to pay to The Scott S. James Company a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly.

Contract Terms: The Investment Adviser is required, by contract, to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be officers or directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

Legal Proceedings: As of the date of this Prospectus there was no pending or threatened litigation involving the Fund.

CAPITAL STOCK:
Description of Common Stock: The authorized capitalization of the Fund consists of 25,000 shares of common stock of $0.00004 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

SHAREHOLDER INFORMATION

Pricing of Fund Shares:
When and How Do We Price: The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas & New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding.

Market Value of Securities: The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

PURCHASES & REDEMPTIONS

Purchase of Fund Shares:
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $5,000 which is due and payable 3 business days after the purchase date.
Less may be accepted under special circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $1,000, but less may be accepted under special circumstances.


REDEMPTION OF FUND SHARES:

The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption. All shares will be issued in book entry format. The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Redemption Price: The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Redemption Payment: Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments by check.


DIVIDENDS & DISTRIBUTIONS

Re-Investments: The Fund will automatically retain and reinvest dividends & capital gains distributions and use same for the purchase of additional shares or the shareholder at net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholders in cash.

TAX CONSEQUENCES

Under provisions of Subchapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, and no more than 50% of the Fund's assets may be in securities holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Tax Distributions: Distribution of any net long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

DISTRIBUTION ARRANGEMENTS

The Fund is a truly no-load fund in that there are NO purchase or sales fees and no 12b-1 fees.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance during the year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Mayah & Associates, independent auditors, audited this information. Their report is included in the Fund's annual report, which is available upon request.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
                           Year-Ended  10/31/02 10/31/01 12/31/00
NET ASSET VALUE, BEGINNING OF YEAR     1,150.90  950.67    1,000
Income from Investment Operations:
     Net Investment Income (Loss)          7.34   12.00     25.96
     Net Realized and Unrealized Gain
        (Loss) on Investments            146.91   312.71   (46.11)

Total Income from Investment Operations  154.25   324.71   (20.15)

Less Distributions:
     From Net Investment Income            7.34    12.00    25.96
     From Net Realized Gains             153.55   112.48     3.22
Total Distributions                      160.89    124.48    29.18
NET ASSET VALUE, END OF YEAR           1,144.26  1,150.90   950.67

TOTAL RETURN (A)                          13.4%    34.15%  -2.016%

RATIOS TO AVERAGE NET ASSETS:
Ratio of Expenses (after expense reimbursement)
to Average Net Assets                     0.00%     0.00%     0.00%

Ratio of Net Investment Income (Loss)
to Average Net Assets                      .77%     1.20%    2.64%

SUPPLEMENTAL DATA:
Net Assets, End of Year                 481,643   139,613   107,004
Portfolio Turnover Rate                  85.28%    66.57%    2.34%

(A) THE TOTAL RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES
 HAD NOT BEEN REIMBURSED BY THE INVESTMENT ADVISER.

Figures are listed in U.S. dollars.


WHERE TO GO FOR MORE INFORMATION

You will find more information about The Scott James Fund, Inc. in the following documents:

Statement of Additional Information (SAI) - The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

Annual and Semi-annual Reports - Our annual and semi-annual reports give current holdings and detailed financial statements of the Fund as of the end of the period presented. In addition, market conditions and Fund strategies that affected the Fund's performance are discussed.

There are Two Ways to Get a Copy of One or More of These Documents:
1. Call or write for one, and a copy will be sent without charge.

The Scott James Fund, Inc.
6700 Arlington Boulevard
Falls Church, VA  22042
1-800-846-9350

2. You may also obtain information about the Fund (including the Statement of Additional Information and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the Securities and Exchange Commission at 1-202-942-8090 for room hours and operation. You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at the E-Mail address publicinfo@sec.gov

           Please contact the Fund at the above address if you wish to request other information and/or shareholder inquires.


                     WHY YOU SHOULD READ THIS PROSPECTUS

Every attempt has been made to present the objectives, risks and strategies of the Fund in plain and, hopefully, easily understandable language. The Prospectus is designed to aid you in deciding whether this is one of the right investments for you. We suggest that you keep it for future references.

The Scott James Fund, Inc. - SEC file number #811-9809



                          SHARE PURCHASE APPLICATION
A)  Please fill out one of the following four types of accounts:
    1) *** Individual Accounts

 ______________________  __  ___________________    ______________________
       First Name        MI       Last Name         Social Security Number
    2) *** Joint Accounts


______________________  __  ___________________    ______________________
      First Name        MI       Last Name         Social Security Number

______________________  __  ___________________    ______________________
      First Name        MI       Last Name         Social Security Number
    3) *** Custodial Accounts

       ______________________  __  ___________________
       Custodian's First Name  MI  Custodian's Last Name

      ______________________  __  ____________________   ______________________
        Minor's First Name    MI   Minor's  Last Name      Minor's  Soc Sec #
    4) *** All Other Accounts

     _______________________________________________    ______________________
                       Name of Account                     Tax Identification #
     _______________________________________________
            (Use this second line if you need it)

B) Biographical and other information about the new account:

Number & Street _________________________________________________________
City________________________________   St_____   Zip_____________________

Citizen of____________ Home Phone_______________ Bus Phone_______________

Signature of Owner, Trustee or Custodian:    ____________________________



Signature of Joint Owner (if joint account): ____________________________

Amount of Investment $___________. Please make payment to The Scott James Fund.

Dividend Direction:   Reinvest all distributions |__|   Pay in Cash |__|

All applications are accepted in Virginia and under Virginia Laws.

C) Payer's request for Taxpayer identification number: (Please sign here also)
Part 1.-  Taxpayer Identification Number to
Social Security #    ____________________ or
Employer ID #  __________________________

Part II - Backup  Withholding:
Check if you are NOT subject backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code |__| Certification - Under the penalty of perjury, I certify that the information provided on this form is true, correct and complete.

Signature ___________________________________    Date _______________________

                             The Scott James Fund, Inc.
                             6700 Arlington Boulevard
                               Falls Church, VA 22042
                                   703-533-2500
                                   800-846-9350



                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                               January 31, 2003


This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus dated January 31, 2003. To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

                               TABLE OF CONTENTS
  FUND HISTORY ............................................................. 2
  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
    Classification ......................................................... 2
    Investment Strategies and Risks ........................................ 2
    Fund Investment Restrictions ........................................... 2
    Portfolio Turnover ..................................................... 3
  MANAGEMENT OF THE FUND
    Board of Directors ..................................................... 3
    Management Information ................................................. 3
    Compensation and Sales Loads ........................................... 4
  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    Control Persons ........................................................ 4
    Principal Holders ...................................................... 4
    Management Ownership ................................................... 4
  INVESTMENT ADVISORY AND OTHER SERVICES
    Investment Adviser ..................................................... 4
    Principal Underwriter................................................... 4
    Third Party Payments and Service Agreements ............................ 4
    Other Investment Advice ................................................ 5
    Dealer Reallowances and Other Services ................................. 5
  BROKERAGE ALLOWANCES AND OTHER PRACTICES
    Brokerage Transactions ................................................. 5
    Commissions ............................................................ 5
    Brokerage Selection .................................................... 5
  CAPITAL STOCK AND OTHER SECURITIES ....................................... 5
  PURCHASE, REDEMPTION, AND PRICING OF SHARES
    Purchase of Shares ..................................................... 5
    Fund Reorganizations ................................................... 5
    Offering Price and Redemption in Kind .................................. 6
  TAXATION OF THE FUND ..................................................... 6
  UNDERWRITERS OF THE FUND ................................................. 6
  CALCULATION OF PERFORMANCE DATA .......................................... 6
  DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORTFOLIO SECURITIES ....... 6
  FINANCIAL STATEMENTS
  INDEPENDENT AUDITORS REPORT ..........................;................... 6
  PORTFOLIO OF INVESTMENTS - OCTOBER 31,2002 ............................... 7
  STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2002 ...................11
  STATEMENT OF OPERATIONS - YEAR ENDED OCTOBER 31, 2002 ....................11
  STATEMENT OF CHANGES IN NET ASSETS - YEAR ENDED OCTOBER 31, 2002 .........12
  NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 .........................12

FUND HISTORY
The Scott James Fund, Inc. (also referred to as the "Fund") was incorporated in Virginia on March 11, 1997. The Fund's registered office is in Falls Church, VA.
Mail may be addressed to:  6700 Arlington Boulevard, Falls Church, VA  22042.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

Classification:
The Fund is an open-end, totally no-load, diversified management investment company.

Investment Strategies & Risks:

All investment strategies and risks were thoroughly discussed in the Prospectus. No additional strategies and risks exist to be discussed here.

FUND INVESTMENT RESTRICTIONS:
By-laws of the Fund provide the following fundamental investment restrictions; These may not be changed except by the approval of a majority of the shares outstanding; i.e. A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or B) of more than 50% of the outstanding voting securities, whichever is less:
 a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
 b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5%
    of the value of its total assets.
 c) Sell securities short.
d)Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders.
 e) Invest over 25% of its assets at the time of purchase in any one industry.
 f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
 g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
 h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
 i) Invest in companies for the purpose of acquiring control.
 j) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
 k) Pledge, mortgage or hypothecate any of its assets.
 l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
 m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years'
    continuous operation, including the operations of any predecessor.
 n) Issue senior securities.
 o) The Fund will not invest more than 5% of the value of its total assets in any one issuer and will not own more than 10% of the outstanding voting securities of that issuer.
 p) The fund will not invest in illiquid securities.

Portfolio Turnover:

Portfolio Turnover is discussed on page 4 of our Prospectus.

MANAGEMENT OF THE FUND

Board of Directors:

Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund & selects an Investment Adviser to provide investment advice
(See Investment Adviser, page 5 of the Prospectus). It meets several times a year to review Fund progress and status.

                            Management Information
Officers and Directors of the Fund: Their addresses and principal occupations during the past five years are:

 Name, Address     Position in  Term  of Office  Principal     #  of     Other
   and Age           the Fund    and Length of   Occupation    Funds     Funds
                                  Time Served    Past Five    Overseen  Where He
                                                    Years        by     Acts  as
                                                              Director  Director
Interested Officers and Directors
Scott S. James*     President   Elected for One  President     One       None
6700 Arlington Blvd.   and      Year.  Served    The Scott S.
Falls Church, VA     Director   Since 11/15/00   James Co.
 39

Independent Directors
Zhifeng Sun          Director   Elected for One  Sr. Tech      One       None
204 Fountain Green Ln.          Year.  Served    Consultant
Gaithersburg, MD  20878         Since 11/15/00   FMS, Inc.
 32

Xiongwu Wu           Director   Elected for One  Scientist     One       None
431 West Street, NW		Year.  Served    National
Vienna, VA  22180               Since 11/15/00   of Health
 38
* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. James is President and owner of the Fund's Investment Adviser.

Compensation and Sales Load:
Less than $1,000 is estimated to be paid to Officers and Directors of the Fund for travel expenses associated with their Fund duties in 2002. The Fund does not compensate its officers and directors affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee. There are no sales loads.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons:
Scott S. James, 6700 Arlington Boulevard, Falls Church, VA 22042, as of the date of this Prospectus, owns 50% of the outstanding shares of the Fund. Owning 50% of the shares of the Fund gives Scott S. James control over any votes that takes place for the fund, giving Scott S. James control over proxy votes, ability to add and remove directors, and ability to change fundamental investment strategies and policies of the fund.

Principal Holders:
Scott S. James, the president and director of the Fund, Portfolio Manager and owner of the Investment Adviser owns 50% of the fund. He may be reached at the Fund's address.

Management Ownership:
All officers and directors own 51% of the outstanding shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser:
The Scott S. James Company, located at 6700 Arlington Boulevard, Falls Church, Virginia, is a Virginia corporation that acts as an Investment Adviser to the Fund. It is responsible for conducting a continuous review of the portfolio to provide recommendations as to when and to what extent securities should be purchased or sold. The Investment Adviser also performs all shareholder service functions and is responsible for the day to day operation of the Fund. In addition, it provided transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting and compliance services for the year ended October 31, 2002.

The Scott S. James Company has been a Registered Investment Adviser since 1996, and manages over $80,000,000 for advisory clients. The portfolio manager is Mr. Scott S. James, CFP, who has been a Registered Representative since 1986, a Certified Financial Planner since 1989, the President of a Registered Investment Adviser, The Scott S. James Company since 1996, and the President of a Broker-Dealer, Scott James Group, Inc., since 2000. Mr. Scott
S. James is the sole owner, director and officer of the Investment Adviser and is also President of the Fund.

Principal Underwriter:
The Fund acts as its own underwriter, located at 6700 Arlington Boulevard, Falls Church, VA 22042. The Fund will Continuously underwrite the securities. There are no underwriting commissions charged by the Fund.

Third-Party Payments and Service Agreements:
There are no third party payments of any kind or service agreements with any organization or individual other than the Investment Adviser as described in the previous paragraph.

Other Investment Advice:
There are no individuals or organizations receiving remuneration from the Investment Adviser or the Fund for providing investment advice.

Dealer Reallowances and Other Services:
There are no dealer reallowances, Rule 12b-1 plans, paid advertising, compensation to underwriters or broker dealers, sales personnel or interest, carrying or other finance charges. The Fund sends Prospectuses when it receives unsolicited requests.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions:
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of orders at the most favorable price.

Commissions:
The Fund executes all securities transactions through Scott James Group, Inc. at cost, which provides the most cost effective and efficient method to conduct transactions. If at some time a more cost effective and/or efficient transaction method become available this will be considered.
In its recently completed year, 2002, the Fund paid $3,774 in brokerage commissions. Brokerage commissions were $1,472 in 2001 and $678 in 2000. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

Brokerage Selection:
The Fund will place all orders for purchase & sale of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. He may select brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

CAPITAL STOCK AND OTHER SECURITIES

Capital stock and other securities are discussed at length in our Prospectus under the Section Capital Stock on Page 6.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Purchase of Shares:
Purchase of Fund shares is discussed at length in the section entitled Purchase of Fund Shares on page 6 of our Prospectus.

Fund Reorganizations:
The Fund was incorporated in Virginia on March 11, 1997. There have been no reorganizations to date.

Offering Price:
The Fund always trades at the net asset value. That means that the offering and redemption prices are always the same. Details about the offering price are given in the section entitled Pricing of Fund Shares on page 6 of our Prospectus.

TAXATION OF THE FUND

Taxation of the Fund is discussed in the section Tax Consequences on page 8 of our Prospectus.

UNDERWRITERS OF THE FUND

The Investment Adviser is a registered transfer agent and handles all Fund share purchases and redemptions. There are no direct shareholder charges for these services. Stock certificates are not issued as all shareholder holdings are maintained in book form.

CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotation: The average ending redeemable value on October 31, 2002 of a hypothetical $1,000 investment made one year ago would have been $1,134, at two years ago it would have been $1,490.

DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORFOLIO SECURITIES

Fund management attempts to vote on proxies received from securities held in favor of the security shareholders. With this in mind, it generally votes against stock option plans, capital structure changes, preferred stock issuance, corporate restructurings, mergers and acquisitions, anti-takeover provisions. There are no voting agreements or arrangements with any other parties. Fund shareholders may determine how the Fund voted on any issue by calling 1-800-846-9350 or checking the Securities & Exchange web site given on the back page of our Prospectus.

INDEPENDENT AUTITOR'S REPORT:

To the Shareholders and Board of Directors of The Scott James Fund, Inc.

We have audited the accompanying Statement of Assets and Liabilities of The Scott James Fund, Inc. including the Schedule of Investments, as of October 31, 2002, the related Statements of Operations and Changes in Net Assets, and the Financial Highlights, for the period from November 1, 2001 to October 31, 2002. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights Referred to above present fairly, in all material respects, the financial position of The Scott James Fund, Inc. for the period from November 1, 2001 to October 31, 2002, the results of its operations and changes in net assets, and the financial highlights for the period from November 1, 2001 to October 31, 2002, in conformity with generally accepted accounting principles.

/s/ Tamba S. Mayah, CPA
MAYAH & ASSOCIATES, CPAs
January 27, 2003
7005 Good Luck Rd.
New Carrollton, MD  20784-3621
301-486-1443

THE SCOTT JAMES FUND, INC.
PORTFOLIO OF INVESTMENTS
Period Ending October 31, 2002

TOTAL SECURITY INVESTMENTS    100%

COMMON STOCKS                99.5%

SECTOR:  BASIC MATERIALS 5.3%

INDUSTRY %
Companies %                   Shares   Fair Value US Dollars
CHEMICAL MANUFACTURING 5.3%
Arrow-Magnolia 2.5%            6,250          $  12,000
EDEN Bioscience 1.4%           4,130              6,856
Strategic Diagnostics 1.4%     1,720              6,725

SECTOR:  CAPITAL GOODS 6.0%

CONSTRUCTION SUPPLIES & FIXTURES 4.6%
Friedman Industries 2.0%       4,200              9,828
International Aluminum 2.6%      730             12,410

MISCELLANEOUS CAPITAL GOODS 1.4%
Capstone Turbine 0.8%          4,165              3,957
SureBeam 0.6%                    600              2,610

SECTOR:  CONSUMER CYCLICAL 10.4%

APPAREL/ACCESSORIES 0.7%
Tandy Brands 0.7%                350              3,238

AUDIO & VIDEO EQUIPMENT 1.6%
Boston Acoustics 1.6%            625              7,825

AUTO & TRUCK PARTS 2.0%
Gentex 0.6%                      105              3,095
Universal Manufacturing 1.4%   8,150              6,520

ELECTRONIC INSTRUMENTS & CONTROLS 1.7%
EXX Inc. 1.7%                 15,000              7,950

PHOTOGRAPHY 3.2%
Chromaline 1.4%                1,900              6,555
CPAC, Inc. 1.8%                1,680              8,820

RECREATIONAL PRODUCTS 1.2%
K2, Inc. 1.2%                    600              6,000

SECTOR:  CONSUMER NON-CYCLICAL 0.5%

BEVERAGES (NON-ALCOHOLIC) 0.5%
Coca-Cola 0.5%                    50              2,324

SECTOR:  ENERGY 2.8%

OIL & GAS - INTEGRATED 2.8%
ExxonMobil 2.8%                  400             13,464

SECTOR:  FINANCE 3.8%

CONSUMER FINANCIAL SERVICES 0.9%
American Express 0.9%            120              4,364

INSURANCE (MISCELLANEOUS) 1.6%
Crawford B 1.6%                1,200              7,656

INVESTMENT SERVICES 0.7%
T. Rowe Price 0.6%               100              2,825
Winmill & Co. 0.1%               400                660

S&Ls/SAVINGS BANKS 0.6%
NetBank 0.6%                     300              2,967

SECTOR:  HEALTHCARE 14.5%

BIOTECHNOLOGY & DRUGS 8.3%
Argonaut Technologies 2.3%    12,500             11,125
BioTechnology General 1.0%     1,500              4,755
Pharmacyclics 1.2%             2,250              5,805
Theragenics 0.9%               1,000              4,320
Titan Pharmaceuticals 1.9%     4,000              9,040
Vical Inc. 1.0%                1,425              4,831

MAJOR DRUGS 5.4%
Merck 2.8%                       250             13,560
Pfizer 2.6%                      400             12,708

MEDICAL EQUIPMENT & SUPPLIES 0.8%
Cygnus Inc. 0.8%               3,125              3,719

SECTOR:  SERVICE 18.0%

BUSINESS SERVICES 6.1%
Kelly Services 3.0%              625             14,850
REFAC 3.1%                     4,000             15,200

COMMUNICATIONS SERVICES 5.1%
LCC International 2.2%         6,250             10,619
NetRatings 1.0%                  880              5,060
PC Connection 1.9%             1,560              9,048

PRINTING & PUBLISHING 0.6%
Dag Media 0.6%                 1,700              2,737

PRINTING SERVICES 0.5%
Champion Industries 0.5%       1,000              2,550

RESTUARANTS 3.7%
Dave & Buster's 1.6%           1,000              7,980
Garden Fresh 2.1%              1,000             10,001

RETAIL (DEPARTMENT & DISCOUNT) 0.8%
Duckwall-ALCO 0.8%               375              3,776

RETAIL (SPECIALTY) 0.6%
Books-A-Million 0.6%           1,000              2,700

SECURITY SYSTEMS & SERVICES 0.6%
Synergx 0.6%                   2,000              2,778

SECTOR:  TECHNOLOGY 31.9%

COMMUNICATIONS EQUIPMENT 0.8%
Carrier Access Corp. 0.6%      6,000              2,940
Cisco Systems 0.2%               100              1,118

COMPUTER HARDWARE 2.7%
MIPS Technologies 1.4%         3,125              6,563
Sun Microsystems 1.3%          2,160              6,394

COMPUTER SERVICES 2.9%
AOL Time Warner 0.2%              62                915
Electronic Data Systems 2.0%     625              9,413
Yahoo! 0.7%                      230              3,432

COMPUTER STORAGE DEVICES 1.4%
EMC Corp. 1.4%                 1,360              6,950

ELECTRONIC INSTRUMENTS & CONTROLS 4.3%
American Power Conversion 2.6%   980             12,662
Control Chief 0.3%               500              1,495
RF Industries 1.4%             3,125              6,688

SCIENTIFIC & TECHNICAL INSTRUMENTS 9.8%
Meade Instruments 3.0%         4,330             14,376
Nanogen 2.0%                   5,050              9,646
O.I. Corp. 1.4%                2,000              6,700
Optimal Robotics 1.6%          1,260              7,825
Perceptron 1.8%                6,200              8,556

SEMICONDUCTORS 4.5%
Intel 2.2%                       625             10,813
OSI Systems 2.3%                 700             11,193

SOFTWARE & PROGRAMMING 5.5%
BMC Software 0.4%                110              1,753
iGATE Corp. 0.5%                 750              2,438
Manchester Technologies 1.8%   4,700              8,695
Microsoft 2.8%                   227             12,402

SECTOR:  UTILITY 5.8%

ELECTRIC UTILITIES 5.8%
Aquila 1.4%                    1,900              7,030
Northwestern 2.0%              1,120              9,520
TECO Energy 2.4%                 780             11,544

SECTOR:  OTHER 0.5%

S&P 500 INDEX 0.5%
S&P 500 Depository Receipts 0.5%  28              2,479

TOTAL COMMON STOCKS         99.5% (Cost 525,765) 479,081

OTHER INVESTMENTS            0.5%
First Virginia Bank Checking 0.5%                 2,562

TOTAL OTHER INVESTMENTS 0.5%                      2,562
                                               --------
TOTAL INVESTMENTS  100%  (Cost 528,327)         481,643

OTHER ASSETS LESS LIABILITIES  0%                     0
                                                -------

NET ASSETS                                      481,643
                                                =======
Figures are listed in United States dollars.
All values are rounded to the nearest dollar.

Figures are listed in U.S. dollars.

THE SCOTT JAMES FUND, INC.
STATEMENT OF ASSETS & LIABILITIES - October 31, 2002
Figures are listed in U.S. dollars.
ASSETS:


Investments in securities at value                         479,081
(cost $525,765)
Cash                                                         2,562
                                                           -------
TOTAL ASSETS                                               481,643

LIABILITIES:
Management Fee Payable                                           0
                                                          --------
TOTAL LIABILITIES                                                0

NET ASSETS (equivalent to $1,144.26 per share based on
420.921 shares of capital stock outstanding, 25,000
shares authorized, $.00004 par value)                      481,643
                                                          ========

COMPOSITION OF NET ASSETS:
Paid in capital (Note 2)                                   528,327
Net Unrealized Gains (Loss) on investments (Note 3)        (46,684)
                                                          --------
NET ASSETS, October 31, 2002                               481,643
                                                          ========
See accompanying notes to financial statements which are an integral part of these financial statements.

Figures are listed in United States dollars.

STATEMENT OF OPERATIONS
Period from November 1, 2001 to October 31, 2002

INVESTMENT INCOME:
Dividends                                                   3,691
                                                          -------
TOTAL INVESTMENT INCOME                                     3,691

EXPENSES (Note 4)
           Advisory Fees                                    3,536
           Advisory Fees Waived                            (3,536)
           Margin Interest                                    982
           Other Expenses                                   2,230
           Other Expenses Waived                           (2,230)
                                                           -------
TOTAL EXPENSES                                                982
                                                           -------
NET INVESTMENT INCOME                                       2,709
                                                           -------
NET REALIZED GAIN ON INVESTMENTS (Note 3)                  56,665

NET UNREALIZED APPRECIATION (DEP) ON INVESTMENTS 10/31/01  16,530

NET UNREALIZED GAINS ON INVESTMENTS 10/31/02 (Note 3)     (46,684)
                                                           -------
NET CHANGE IN UNREALIZED APPRECIATION (DEP) ON INVESTMENTS(63,214)
                                                           -------
NET GAIN (LOSS) ON INVESTMENTS                             (6,549)
                                                           -------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       (3,840)
                                                           =======
See accompanying notes to financial statements which are an integral part of these financial statements.

Figures are listed in United States dollars.

THE SCOTT JAMES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
Period from November 1, 2001 to October 31, 2002

INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                                             2,709
 Net realized gain on investments                                 56,665

 Unrealized appreciation (dep.) on investments 10/31/01           16,530
 Unrealized appreciation (dep.) on investments 10/31/02          (46,684)
                                                                 --------
Net change in unrealized appreciation (dep.) on investments      (63,214)
                                                                 --------
  NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS              (3,840)
	                                                         --------
 Distributions to shareholders from net investment income         (2,709)
 Distributions to shareholders from net realized gains           (56,665)
 Net capital share transactions                                  345,870
                                                                 --------
  NET INCREASE IN NET ASSETS                                     342,030

NET ASSETS OCTOBER 31, 2001                                     $139,613

NET ASSETS OCTOBER 31, 2002
(including undistributed investment income of $0)               $481,643

Figures are listed in United States dollars.

THE SCOTT JAMES FUND NOTES TO FINANCIAL STATEMENTS

Note 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization:
The Scott James Fund, Inc. (the "Fund"), is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide appreciation through investment in common stocks. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments with maturities of 60 days or less are valued at amortize which approximates market value.
Securities Transactions and Investment Income: Security transactions are re corded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
Federal Income Taxes: It is the Fund's intention to qualify as a regulated in vestment company and distribute all of its taxable income. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


NOTE 2 CAPITAL SHARE TRANSACTIONS: 25,000 shares authorized, par value $.00004. As of 10/31/2001, total par value and paid-in-capital totaled $123,083. As of 10/31/2002, total par value and paid-in-capital totaled $528,327. The net increase in capital stock transactions for the period from November 1, 2001 to October 31, 2002 were as follows:

                                            Shares       Amount
                                         ----------   ----------
Shares sold                               251.74579     352,064
Shares issued in reinvest of dividends     51.88839      59,374
Shares redeemed                             4.01983       6,194
                                         ----------   ----------
Net increase                              299.61435     405,244
                                         ==========   ==========

NOTE 3 INVESTMENTS: For the year ended October 31, 2002, purchases and sales of investment securities other than short-term investments aggregated $666,570 & $301,535 respectively. The gross unrealized net depreciation for all securities totaled $46,684.
The aggregate cost of securities for federal income tax purposes at October 31, 2002 was $525,765. Net realized gain on investments for the year ended October 31, 2002 was $56,665, all of which were long transactions.

NOTE 4 MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, The Scott S. James Co. ("the Manager") has agreed to provide the Fund investment management services and be respons-ible for the day to day operations of the Fund. The Manager will receive a fee, payable monthly, for the performances of its services at an annual rate of 1% based on the average daily assets of the Fund. The fee will be accrued daily and paid monthly. A management fee of $3,536 accrued during the year, all of which was waived by the Manager. Fees of $2,230 for registrations, filing fees, accounting fees and franchise taxes accrued during the year, which were paid by the Manager. The Scott S. James Company will continue waiving the management fees and is absorbing all Fund expenses until the Fund's net assets exceed $500,000, and will absorb legal and accounting fees until the Fund's assets exceed $1,000,000.

The Manager provided transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting, and compliance services to the Fund at no charge for the year ended December 31, 2002. Mr. Scott S. James is sole owner, director and officer of the Manager and is President of the Fund.

NOTE 5 DISTRIBUTION TO SHAREHOLDERS:
On October 31, 2002, a distribution of $160.89 per share aggregating $59,374 was paid to shareholders of record on October 31, 2002, $2,709 from net investment income and $56,665 from net realized gains on investments.


FORM N-1A
PART C - OTHER INFORMATION

       Contents                                    Page #

A.  Articles of Incorporation                   Exhibit 3 i
B.  By-laws                                     Exhibit 3 ii
C.  Instruments Defining Rights of Security Holders   1
D.  Investment Advisory Contract                Exhibit 10 i
E.  Underwriting Contracts                            1
F.  Bonus or Profit Sharing Contracts          Not Applicable
G.  Custodian Agreement                               1
H.  Other Material Contracts                   Not Applicable
I.  Legal Opinion                              Exhibit 11 i
J.  Other Opinions, Auditor's Consent          Exhibit 11 ii
K.  Omitted Financial Statements               Not Applicable
L.  Rule 12b-1 Plan                            Not Applicable
M.  Financial Data Schedule                           2
N.  Rule 18f-3 Plan                            Not Applicable
O.  Code of Ethics                             Exhibit 12 I
P.  Indemnification                                   3
Q.  Control Persons                                   3
R.  Number of Shareholders                            3
S.  Activities of Investment Adviser                  3
T.  Management Services                        Not Applicable
U.  Undertakings                               Not Applicable
V.  Signatures                                        4

Exhibits
  Articles of Incorporation                           3 i
  By-Laws                                             3 ii
  Investment Advisory Contract                       10 i
  Reimbursement Agreements - Officers/Directors      10 ii
  Custodian Agreement                                10 iii
  Legal Opinion                                      11 i
  Auditor's Consent                                  11 ii
  Code of Ethics                                     12 i



- i -



A.  Articles of Incorporation:  Please see Exhibit 3 i.

B.  By-laws: Please see Exhibit 3 ii.

C. Instruments Defining Rights of Security Holders: Shareholder rights are defined in the Fund's by-laws, exhibit 3 ii.

D.  Investment Advisory Contract:  Please see Exhibit 10 i.

E. Underwriting Contracts: The Fund acts as its own underwriter, located at 6700 Arlington Boulevard, Falls Church, VA 22042. The Fund will continuously underwrite the securities. There are no underwriting commissions charged by the Fund.

F.  Bonus or Profit Sharing Contracts:  Not applicable.

G.  Custodian Agreement:  Please see Exhibit 10 iii.


H.  Other Material Contracts:  Not applicable.

I.  Legal Opinion: See Exhibit 11 i.

J.  Other Opinions, Auditor's Consent:  See Exhibit 11 ii.

K.  Omitted Financial Statements:  Not applicable.

L.  Rule 12-b-1 Plan:  Not applicable.

M.  Financial Data Schedule:

	1. Financial Statements - Performance comparisons with the S & P 500, the effect of federal taxes on the net profit and financial information on a per share basis is presented in Part A for 2002. All other financial statements are presented in Part B. These include:
    SCHEDULE OF INVESTMENTS  - OCTOBER 31, 2002
    STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2002
    STATEMENT OF OPERATIONS - YEAR ENDED OCTOBER 31, 2002
    STATEMENT OF CHANGES IN NET ASSETS - YEARS ENDED OCTOBER 31, 2002
    NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002
   	2. Exhibits - All exhibits believed to be applicable to this filing include:
         (3.i)    Articles of Incorporation
         (3.ii)   By-Laws
         (10.i)   Investment Advisory Contract
         (10.ii) Reimbursement Agreements with Officers and/or Directors (10.iii) Custodian Agreement
         (11.i)   Legal Opinion
         (11.ii)  Auditor's Consent
         (11.iii) Initial Capital Agreement
         (12.i)   Code of Ethics

N.  Rule 18f-3 Plan:  Not applicable.

O.  Code of Ethics:  See Exhibit 12i.

P. Indemnification -Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as
expressed in  the  Act and is, therefore, unenforceable.   In the
event that a claim for indemnification against such liabilities
(other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Q.    Control Persons:
Scott S. James owns 50% of The Scott James Fund, Inc., Incorporated in the Commonwealth of Virginia.
Scott S. James owns 100% of The Scott S. James Company, Incorporated in the Commonwealth of Virginia, Investment Adviser for The Scott James Fund. Scott S. James owns 100% of the Scott James Group, Inc., Broker-Dealer Incorporated in the Commonwealth of Virginia.

R. Number of Shareholders - There were 31 shareholders of The Scott James Fund, Inc. as of October 31, 2002.


S.	Activities of Investment Adviser: The Scott S. James
      Company's activity at the present time is performance on its Investment Advisory Contract currently effective with The Scott James Fund, Inc. The Scott S. James Company serves as Investment Advisor for over 300 individual investors. Mr. Scott
      S. James is the sole owner, officer, and director of The Scott S. James Company.

T.  Management Services:  Not applicable.

U.  Undertakings:  Not applicable.

V.  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Scott James Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on as duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fairfax and the Commonwealth of Viginia, on the 27th day of January, 2003.


                                                 The Scott James Fund
                                                 /s/ Scott S. James
                                                 Scott S. James
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                          Date

/s/ Scott S. James             President, CEO and Director         1/27/03
Scott S. James


/s/ Zhifeng Sun                Director                            1/27/03
Zhifeng Sun

/s/ Xiongwu Wu                 Director                            1/27/03
Xiongwu Wu










                                                      The Scott James Fund
                                                      6700 Arlington Boulevard
                                                      Falls Church, VA  22042
                                                      703-533-2500
                                                      January 27, 2003


Securities & Exchange Commission
Washington, D.C. 20549

Dear SEC;

Attached is the seventh Post-effective filing for The Scott James Fund, Inc., filed on form N1-A for the period ending 10/31/2002. Every attempt has been made to comply with the new filing requirements.

Respectfully Submitted


/s/ Scott S. James
Scott S. James
President






















                                 EXHIBIT - 3 i


Filed with the Department of State on March 13, 1997

William J. Bridge
____________________________
Clerk Of The Commission, Commonwealth of Virginia


ARTICLES OF INCORPORATION-FOR PROFIT
OF

THE SCOTT JAMES FUND, INC.

A Business-Stock Corporation
ID:   0481215 - 2
DSN:  97-03-12-0051

The undersigned, pursuant to Chapter 9 of Title 13.1 of the Code of Virginia, states at follows:

1. The name of the corporation is:  The Scott James Fund, Inc.


2. The number (and classes, if any) of shares the corporation is authorized to issue is (are): Number of shares authorized: 25,000 Class(es): Common

3. The aggregate number of shares authorized is: 25,000.

5. The name and address of the incorporator is:

       Scott S. James    6700 Arlington Boulevard     Falls Church, VA  22042

6. The specified effective date is: March 11, 1997.

7. No additional provisions of the articles.


8. The corporation is not a statutory close corporation.

9. The corporation is not a cooperative corporation.


IN TESTIMONY WHEREOF the incorporator has signed these Articles of Incorporation this 11th day of March, 1997.


                                                      Scott S. James



                                                     _________________
                                                    /s/ Scott S. James





                                 EXHIBIT 3 ii
                       THE SCOTT JAMES FUND, INC. BY-LAWS
ARTICLE I  - OFFICES

Section I. The principal office of the Corporation shall be in the City of Falls Church, County of Fairfax, State of Virginia. The Corporation shall also have offices at such other places as the Board of Directors may from time to time determine and the business of the Corporation may require.

ARTICLE II - SHAREHOLDER RECORDS

Section 1. The shareholder records will be maintained in book entry format. Individual stock certificates will not be issued. Records will be maintained at the fund's headquarters and a backup will be maintained off site.

Section 2. Shares of the capital stock of the Corporation shall be transferable only on the books of the Corporation by the person in whose name such shares are registered,  or by his duly authorized transfer agent.

Section 3. The Corporation shall be entitled to treat the holder of record any share or shares of its capital stock as the owner thereof, & accordingly, shall not be bound to recognize any equitable or other claim to or interest in such share or shares on the part of any other person, whether or not the Corporation shall have express or other notice thereof, except as otherwise provided by the laws of the State of Virginia.

ARTICLE III - MEETING OF STOCKHOLDERS

Section 1. Special meetings of the stockholders may be called at any time by the President, and shall be called at any time by the President, upon the written request of a majority of the members of the Board of Directors, or upon the written request of the holders of a majority of the shares of the capital stock of the Corporation issued and outstanding and entitled to vote at such meeting. Upon receipt of a written request from any person or persons entitled to call a special meeting, which shall state the object of the meeting, it shall be the duty of the President; or, in his absence, the Secretary, to call such meeting to be held not less than ten days nor more than sixty days after the receipt of such request. Special meetings of the stockholders shall be held at the principal office of the Corporation, or at such other place within or without the State of Virginia as the Board of Directors may from time to time direct, or at such place within or without the State of Virginia as shall be specified in the notice of such meeting.

Section 2. Notice of the time and place of the annual or any special meeting of the stockholders shall be given to each stockholder entitled to notice of such meeting at least ten days prior to the date of such meeting. In the case of special meetings of the stockholders, the notice shall specify the object or objects of such meeting, and no business shall be transacted at such meeting other than that mentioned in the call.

Section 3. The Board of Directors may close the stock transfer books of the corporation for a period not exceeding sixty days preceding the date of any meeting of stockholders, or the date for payment of any dividends, or the date for the allotment of rights, or the date when any change or conversion or exchange of capital stock shall go into effect, or for a period of not exceeding sixty days in connection with the obtaining of the consent of stockholders for any purpose; provided, however, that in lieu of closing the stock transfer books as aforesaid, the Board of Directors may fix in advance a date, not exceeding sixty days preceding the date of any meeting of stockholders, or the date for the payment of any dividend, or the date for the allotment of rights of the date when any change or conversion or exchange of capital stock shall go into effect, or a date in connection with obtaining such consent, as a record date for the determination of the stockholders entitled to notice of, and to vote at, such meeting and any adjournment thereof, or to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, or to give such consent, as the case may be, notwithstanding any transfer of any stock on the books of the Corporation after any such record date as aforesaid.

Section 4. At least ten days before every election of directors of the Corporation, the Secretary shall prepare and file in the office where the election is to be held a complete list of the stockholders entitled to vote at the ensuing election, arranged in alphabetical order, with the residence of each stockholder and the number of voting shares held by him, and such list shall at all times, during the usual hours for business and during the whole time of said election, be open to the examination of any stockholder.

Section 5. At all meetings of the stockholders, a quorum shall consist of the persons representing a majority of the outstanding shares of the capital stock of the Corporation entitled to vote at such meeting. In the absence of a quorum no business shall be transacted except that the stockholders present in person or by proxy and entitled to vote at such meeting shall have power to adjourn the meeting from time to time without notice other than announcement at the meeting until a quorum shall be present. At any such adjourned meeting at which a quorum shall be present, any business may be transacted which might have been transacted at the meeting on the date specified in the original notice. If a quorum is present at any meeting the holders of the majority of the shares of the Corporation issued and outstanding and entitled to vote at the meeting who shall be present in person or by proxy at the meeting shall have power to act upon all matters properly before the meeting, and shall also have power to adjourn the meeting to any specific time or times, and no notice of any such adjourned meeting need be given to stockholders absent or otherwise.


Section 6. At all meetings of the stockholders the following order of business shall be substantially observed, as far as it is consistent with the purpose of the meeting:
                        Election of Directors
                        Ratification of Elections of Auditors
                        New Business
Section 7. At any meeting of the stockholders of the Corporation every stock holder having the right to vote shall be entitled in person or by proxy appointed by an instrument in writing subscribed by such stockholder and bearing a date not more than three years prior to said meeting unless such instrument provides for a longer period, to one vote for each share of stock having voting power registered in his name on the books of the corporation.

ARTICLE IV - DIRECTORS

Section 1. The Board of Directors shall consist of not less than three nor more than twelve members, who may be any persons, whether or not they hold any shares of the capital stock of the corporation.

Section 2. The directors shall be elected annually by the stockholders of the Corporation at their annual meeting, and shall hold office for the term of one year and until their successors shall be duly elected and shall qualify.

Section 3. The Board of Directors shall have the control and management of the business of the Corporation, and in addition to the powers and authority by these by-laws expressly conferred upon them, may, subject to the provisions of the laws of the State of Virginia and of the Certificate of Incorporation, exercise all such powers of the Corporation and do all such acts and things as are not required by law or by the Certificate of Incorporation to be exercised or done by the stockholders.

Section 4. If the office of any director becomes or is vacant by reason of death, resignation, removal, disqualification or otherwise, the remaining di-rectors may by vote of a majority of said directors choose a successor or suc-cessors who shall hold office for the unexpired term; provided that vacancies on the Board of Directors may be so filled only if, after the filling of the same, at least two-thirds of the directors then holding office would be directors elected to such office by the stockholders at a meeting or meetings called for the purpose. In the event that at any time less than a majority of the direct-ors were so elected promptly as possible and in any event within sixty days for the purpose of electing directors to fill any vacancy which has not been filled by the directors in office. Any other vacancies in the Board of Directors not filled by the directors may also be filled for an unexpired term by the stockholders at a meeting called for that purpose.

Section 5. The Board of Directors shall have power to appoint, and at its dis-cretion to remove or suspend, any officer, officers, managers, superintendents, subordinates, assistants, clerks, agents & employees, permanently or temporari-ly, as the Board may think fit, and to determine their duties and to fix, & from time to time change, their salaries or emoluments, & to require security in such instances and in such amounts as it may deem proper. No contract of employment for services to be rendered to the Corporation shall be of longer duration than two weeks, unless such contract of employment shall be in writing, signed by the officers of the Corporation and approved by the Board of Directors.

Section 6. In case of the absence of an officer of the Corporation, or for any other reason which may seem sufficient to the Board of Directors, the Board may delegate his powers and duties for the time being to any other officer of the Corporation or to any director.


Section 7. The Board of Directors may, be resolution or resolutions passed by a majority of the whole Board, designate one or more committees, each committee to consist of two or more of the directors of the Corporation, which to the extent provided in such resolution or resolutions, shall have and may exercise the pow-ers of the Board of Directors in the management of the business and affairs of the Corporation, and may have power to authorize the seal of the Corporation to be affixed to all papers which may require it. Such committee or committees shall have such name or names as may be determined from time to time by resolu-tion adopted by the Board of Directors. Any such committee shall keep regular minutes of its proceedings, and shall report the same to the Board when requir-ed.

Section 8. The Board of Directors may hold their meetings and keep the books of the Corporation, except the original or duplicate stock ledger, outside of the State of Virginia at such place or places as they may from time to time de-termine.

Section 9. The Board of Directors shall have power to fix, and from time to time to change the compensation, if any, of the directors of the Corporation.

Section 10. The Board of Directors shall present at each annual meeting of the shareholders, and, when called for by vote of the stockholders, at any special meeting of the stockholders, a full and clear statement of the business and con-condition of the Corporation.

ARTICLE V - DIRECTORS MEETINGS

Section 1. Regular meetings of the Board of Directors shall be held without no-tice at such times and places as may be free from time to time prescribed by the Board.

Section 2. Special meetings of the Board of Directors may be called at any time by the President, and shall be called by the President upon the written request of a majority of the members of the Board of Directors. Unless notice is waived by all the members of the Board of Directors, notice of any special meeting shall be sent to each director at least twenty-four hours prior to the date of such meeting, and such notice shall state the time, place and object or objects of such special meeting.

Section 3. Three member of the Board of Directors shall constitute a quorum for the transaction of business at any meeting. The act of a majority of the di-rectors present at any meeting where there is a quorum shall be the act of the Board of Directors, except as may be otherwise specifically provided by statue or by the Certificate of Incorporation or by these by-laws.

Section 4. The order of business at meetings of the Board of Directors shall be described from time to time by the Board.


ARTICLE VI - OFFICERS AND AGENTS


Section 1. At the first meeting of the Board of Directors after the election of directors in each year, the Board shall elect a President, a Secretary and a Treasurer, and may elect or appoint one or more Vice Presidents, Assistant Sec-retaries, Assistant Treasurers, and such other officers and agents as the Board may deem necessary and as the business of the Corporation may require.

Section 2. The President and the Chairman of the Board shall be elected from the membership of the Board of Directors, but other officers need not be members of the Board of Directors. Any two or more offices may be held by the same per-son. All officers of the Corporation shall serve for one year and until their successors shall have been duly elected and shall have qualified; provided, how-ever, that any officer may be removed at any time, either with or without cause, by action of the Board of Directors.

Section 3. The salaries of all officers and agents of the Corporation shall be fixed by the Board of Directors.


ARTICLE VII - DUTIES OF OFFICERS

PRESIDENT

Section 1. The President shall be the Chief Executive Officer and head of the Corporation, and in the recess of the Board of Directors shall have the general control and management of its business and affairs, subject, however, to the re-gulations of the Board of Directors. He shall preside at all meetings of the stockholders and shall be a member exofficio of all standing committees.

Section 2. The President shall call all special or other meetings of the stock-holders and Board of Directors. In case the President shall at any time neglect or refuse to call a special meeting of the stockholders when requested so to do by a majority of the directors, or by the stockholder representing a majority of the stock of the Corporation, as is elsewhere in these by-laws provided, then and in such case, such special meeting shall be called by the Secretary, or in the event of his neglect or refusal to call such meeting, may be called by a ma-

jority of the directors or by  the stockholders representing a  majority  of the stock of the Corporation, who desire such special meeting, as the case may be, upon notice as hereinbefore provided. In case the President shall at any time neglect or refuse to call a special meeting of the Board of Directors when re-quested to do so by a majority of the Directors, as is elsewhere in these by-laws provided, then and in such case, such special meeting may be called by the majority of the directors desiring such special meeting, upon notice as hereinbefore provided.

VICE PRESIDENTS

Section 3. In case of the absence of the President, the Vice President, or, if there be more than one Vice President, then the Vice Presidents, according to their seniority, shall preside at the meetings of the stockholders of the Corp-oration. In the event of the absence, resignation, disability or death of the President, such Vice President shall exercise all the powers and perform all the duties of the President until the return of the President or until such disabil-ity shall have been removed or until a new President shall have been elected.

THE SECRETARY AND ASSISTANT SECRETARIES

Section 4. The Secretary shall attend all meetings of the stockholders and shall record all the proceedings thereof in a book to be kept for that purpose and he shall record all the proceedings thereof in a book to be kept for that purpose and he shall be the custodian of the corporate seal of the Corporation. In the absence of the Secretary, an Assistant Secretary or any other person appointed or elected by the Board of Directors, as is elsewhere in these by-laws provided, may exercise the rights and perform the duties of the Secretary.

Section 5. The Assistant Secretary, or, if there be more than one Assistant Secretary, then the Assistant Secretaries in the order of their seniority shall, in the absence or disability of the Secretary, perform the duties and exercise the powers of the Secretary. Any Assistant Secretary elected by the Board shall also perform such other duties and exercise such other powers as the Board of Directors shall from time to time prescribe.

THE TREASURER AND ASSISTANT TREASURERS

Section 6. The Treasurer shall keep full and correct accounts of the receipts and expenditures of the Corporation in books belonging to the Corporation, and shall deposit all monies and valuable effects in the name and to the credit of the Corporation and in such depositories as may be designated by the Board of Directors, and shall, if the Board shall so direct, give bond with sufficient security and in such amount as may be required by the Board of Directors for the faithful performance of his duties. He shall disburse funds of the Corporation as may be ordered by the Board of Directors, taking proper vouchers for such disbursements, and shall render to the President and Board of Directors at the regular meetings of the Board, or whenever they may require it, an account of all his transactions as the chief fiscal officer of the corporation, and of the financial condition of the Corporation.


Section 7. The Assistant Treasurer, or if there be more than one Assistant Treasurer, then the Assistant Treasurers in the order of their seniority, shall, in the absence or disability of the Treasurer, perform the duties and exercise the powers of the Treasurer. Any Assistant Treasurer elected by the Board shall also perform such duties and exercise such powers as the Board of Directors shall from time to time prescribe.

ARTICLE VIII - CHECKS, DRAFTS, NOTES, ETC.

Section 1. All checks shall bear the signature of such person or persons as the Board of Directors may from time to time direct.

Section 2. All notes and other similar obligations and acceptances of drafts by the Corporation shall be signed by such person or persons as the Board of Di-rectors may from time to time direct.

Section 3. Any officer of the Corporation or any other employee, as the Board of Directors may from time to time direct, shall have full power to endorse for deposit all checks and all negotiable paper drawn payable to his or their order or to the order of the Corporation.

ARTICLE IX - CORPORATE SEAL
Section 1. The corporate seal of the Corporation shall have inscribed thereon the name of the Corporation, the year of its organization, and the words Corpor-ate Seal, Virginia. Such seal may be used by causing it or a facsimile thereof to be impressed or affixed or reproduced or otherwise.

ARTICLE X - DIVIDENDS

Section 1. Dividends upon the shares of the capital stock of the Corporation may, subject to the provisions of the Certificate of Incorporation, if any, be declared by the Board of Directors at any regular or special meeting, pursuant to law. Dividends may be paid in cash, in property, or in shares of the capital stock of the Corporation.

Section 2. Before payment of any dividend there may be set aside out of any funds of the Corporation available for dividends such sum or sums as the Board of Directors may, from time to time, in their absolute discretion, think proper as a reserve fund to meet contingencies, or for equalizing dividends, or for re-pairing or maintaining any property of the Corporation, or for such other pur-pose as the Board of Directors shall deem to be for the best interests of the Corporation, and the Board of Directors may abolish any such reserve in the man-ner in which it was created.

ARTICLE XI - FISCAL YEAR

Section 1. The fiscal year of the Corporation shall begin on November 1 of each year and end on October 31 of each year.

ARTICLE XII - NOTICES

Section 1. Whenever under the provisions of these by-laws notice is required to be given to any director or stockholder, it shall not be construed to mean per-sonal notice, and such notice may be given in writing, by mail, by depositing the same in the post office or letter box, in a postpaid sealed wrapper, add-ressed to such director or stockholder at such address as shall appear on the books of the Corporation, or, if the address of such director or stockholder does not appear on the books of the Corporation, to such director or stockholder at the General Post Office in the City of Falls Church, Virginia and such notice shall be deemed to be given at the time it shall be so deposited in the post office or letter box. In the case of directors, such notice may also be given by telephone, telegraph or cable.

Section 2. Any notice required to be given under these by-laws may be waived in writing, signed by the person or persons entitled to such notice, whether before or after the time stated therein.

Section 3. Each director and officer (and his heirs, executors, and adminis-trators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he may be made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suits or proceed-ings in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the con-duct of his office. In the absence of any adjudication which expressly finds that the director or officer is so liable or which expressly absolves him of liability for willful misfeasance, bad faith, gross negligence or reckless dis-regard of the duties involved in the conduct of his office, or in the event of a settlement, each director and officer (and his heirs, executors and administrat-ors) shall be indemnified by the Corporation against payments made, including reasonable costs determination by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been liti-gated to a conclusion. Such a determination by independent counsel, and the payments of amounts by the Corporation on the basis thereof shall not prevent a stockholder from challenging such indemnification by appropriate legal proceed-ings on the grounds that the person indemnified was liable to the Corporation or its security holders by reason of the conduct as used herein. The foregoing provisions shall be exclusive of any other rights of indemnification to which the officers and directors might otherwise be entitled.

ARTICLE XIII - AMENDEMENTS

Section 1. These by-laws may be amended, altered, repealed or added to at the annual meeting of the stockholders of the Corporation or of the Board of Direct-ors, or at any special meeting of the stockholders or of the Board of Directors called for that purpose, by the affirmative vote of the holders of a majority of the shares of capital stock of the Corporation then issued and outstanding and entitled to vote, or by a majority of the Whole Board of Directors, as the case may be.

ARTICLE XIV - INVESTMENT RESTRICTIONS

By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.

/s/ Scott S. James
Scott S. James, President


Exhibit - 10 i

                         INVESTMENT ADVISORY CONTRACT

AGREEMENT, made by and between The Scott James Fund, Inc., a Virginia Corporation, (hereinafter called "Fund") and The Scott S. James Company, a Virginia Corporation (hereinafter called "Investment Adviser")

WITNESSETH: WHEREAS, Fund engages in the business of investing and reinvesting its assets and property in various stocks and securities and Investment Adviser engages in the business of providing investment advisory services.

1. The Fund hereby employs the Investment Adviser, for the period set forth in Paragraph 6 hereof, and on the terms set forth herein, to render invest-ment advisory services to the Fund. The Investment Adviser hereby ac-cepts such employment and agrees, during such period, to render the services and assume the obligations herein set forth, for the compensation provided. The Investment Adviser shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized, have no authority to act for or represent the Fund in any way, or in any way be deemed an agent of the Fund.

2. As a compensation for the services to be rendered to the Fund by the Invest-ment Adviser under the provisions of this Agreement, the Fund shall pay to the Investment Adviser monthly a fee equal to one-twelfth of one percent per month, (the equivalent of 1% per annum) of the daily average net assets of the Fund during the month. The first payment of fee hereunder shall be prorated on a daily basis from the date this Agreement takes effect but may be waived by the Investment Adviser under especial circumstances.

3. It is expressly understood and agreed that the services to be rendered by the Investment Adviser to the Fund under the provisions of this Agreement are not to be deemed to be exclusive, and the Investment Adviser shall be free to render different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

4. It is understood and agreed that directors, officers, employees, agents and shareholders of the Fund may be interested in the Investment Adviser as dir-ectors, officers, employees, agents and shareholders, and that directors, officers, employees, agents and shareholders of the Investment Adviser may be interested in the Fund, as directors, officers, employees, agents and shareholders or otherwise, and that the Investment Adviser, itself, may be interested in the Fund as a shareholder or otherwise, specifically, it is understood and agreed that directors, officers, employees, agents and share-holders of the Investment Adviser may continue as directors, officers, emp-loyees, agents and shareholders of the Fund; that the Investment Adviser, its directors, officers, employees, agents and shareholders may engage in other business, may render investment advisory services to other investment companies, or to any other corporation, association, firm or individual, may render underwriting services to the Fund, or to any other investment compa-ny, corporation, association, form or individual. The Fund shall bear ex-penses and salaries necessary and incidental to the conduct of its business, including but not in limitation of the foregoing, the costs incurred in the maintenance of its own books, records, and procedures; dealing with its own shareholders; the payment of dividends; transfers of stock (including issu-ance & redemption of shares); reports and notices to shareholders; expenses of annual stockholders; meetings; miscellaneous office expenses; brokerage commissions; taxes; and custodian, legal, accounting and registration fees. Employees, officers and agents of the Investment Adviser who are, or may in the future be, directors and/or senior officers of the Fund shall receive no remuneration from the Fund or acting in such capacities for the Fund. In the conduct of the respective businesses of the parties hereto and in the performance of this agreement, the Fund & Investment Adviser may share com-mon facilities and personnel common to each, with appropriate proration of expenses.

5. Investment Adviser shall give the Fund the benefit of its best judgment and efforts in rendering these services, and Fund agrees as an inducement to the undertaking of these services that Investment Adviser shall not be liable hereunder for any mistake of judgment or any event whatsoever, provided that nothing herein shall be deemed to protect, or purport to protect, Investment Adviser against any liability to Fund or to its security holders to which Investment Adviser would otherwise be subject by reason of willful misfeas-ance, bad faith or gross negligence in the performance of duties hereunder, or by reason of reckless disregard of obligations and duties hereunder.

6. This agreement shall become effective XXXXXX XX, XXXX and continue in effect until YYYYYYY YY, YYYY and, thereafter, only so long as such continuance is approved at least annually by votes of the Fund's Board of Directors, cast in person at a meeting called for the purpose of voting on such approval, including votes of a majority of the Directors who are not parties to such agreement or interested persons of any such party. This agreement may be terminated at any time upon 60 days prior written notice, without payment of any penalty, by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The contract will automati-cally terminate in the event of its assignment by the Investment Adviser (within the meaning of the Investment Company Act of 1940), which shall be deemed to include transfer of control of the Investment Adviser. Upon ter-mination of this agreement, the obligations of all parties hereunder shall cease and terminate as of the date of such termination, except for any obli-gation to respond for a breach of this Agreement committed prior to such termination and except for the obligation of the Fund to pay to the Invest-ment Adviser the fee provided in Paragraph 2 hereof, prorated to the date of termination.


7. This Agreement shall not be assigned by the Fund without prior written con-sent thereto of the Investment Adviser. This Agreement shall terminate au-tomatically in the event of its assignment by the Investment Adviser unless an exemption from such automatic termination is granted by order or rule of the Securities and Exchange Commission.

    IN WITNESS WHEREOF, the parties hereto have caused their corporate seals to be affixed and duly attested and their presence to be signed by their duly authorized officers this 27th day of January, 2003.

       The Scott James Fund, Inc.              By _____________________________
                                                 /s/ Scott S. James, President
       Attest: ___________________________
              /s/ Zhifeng Sun, Director

       The Scott S. James Company               By _____________________________
                                                  /s/ Scott S. James, President
       Attest: Zhifeng Sun, Director        - 2 -




                                Exhibit - 10 ii

                           Reimbursement Agreements


The Scott James Fund will reimburse officers and directors not affiliated with the Investment Adviser to compensate for travel expenses associated with performance of their duties. As the Fund grows in total assets, the Board of Directors may place them on salaries commensurate with their duties.

The Fund has no plans to compensate officers, employees and directors who are affiliated with the Investment Adviser except indirectly through payment of the management fee.

/s/ Scott S. James
Scott S. James, President


Exhibit - 10 iii

Custodian Agreement

Safekeeping Agreement (Pursuant to Rule 17F-2)

Gentlemen:

     This letter will confirm our agreement with respect to our designation of First Virginia Bank as the safekeeping agent for the securities and similar investments of The Scott James Fund, Inc.

     The Bank has been duly designated and appointed by the Board of Directors of the Corporation as the safekeeping agent for the Corporation's securities and similar investments pursuant to the Investment Company Act of 1940 and the rules and regulations of the Securities and Exchange Commission thereunder.


     The securities and similar investments of the Corporation shall be deposited in the safekeeping of, or in a vault or other depository maintained by, the Bank, and the securities and similar investments so deposited shall be physically segregated at all times from those of any other persons, firms, or corporations.

     Any two of the following directors, to-wit, Scott S. James and Zhifeng Sun of the Corporation are authorized and permitted to have access to the securities and similar investments so deposited, and such access to such securities and similar investments so deposited shall be had only by two or more of such persons jointly.

     Access to such securities and similar investments shall be permitted to the properly authorized officers and employees of the Bank. Access to such securities and similar investments shall be permitted, jointly with any two of the above designated directors of the Corporation or with any officer or employee of the Bank, to an independent public accountant for the purpose of the examination of the Corporation's securities and similar investments required by the rules and regulations of the Securities and Exchange Commission.

     Such securities and similar investments shall at all times be subject to inspection by the Securities and Exchange Commission through its authorized employees or agents, accompanied, unless otherwise directed by order of the Commission, by one or more of the designated officers of the Corporation, or one or more of the officers or employees of the Bank.

     Each person when depositing such securities or similar investments in, or withdrawing them from, the Bank, or when ordering their withdrawal or delivery from the safekeeping of the Bank, shall sign a notation in duplicate in respect to such deposit, withdrawal or order which shall show (1) the date and time of deposit, withdrawal or order, (2) the title and amount of the similar securities or similar investments deposited, withdrawn or ordered to be withdrawn, and an identification thereof by a certificate number or otherwise, (3) the manner of acquisition of the securities or similar investments deposited, or the purpose for which they have been withdrawn or ordered to be withdrawn and
(4) if withdrawn and delivered to any other person, the name of such person.
A copy of such notation shall be transmitted promptly by the Bank to Xiongwu
Wu, a Non-Interested Director of the Corporation. Such notation shall be on serially-numbered forms and shall be preserved for at least one year.

     Such securities and similar investments shall be verified by complete examination of an independent public accountant to be retained by the Corporation at least three times during each fiscal year, at least two of which times shall be chosen by the said accountant without prior notice to the Corporation.

     The Secretary and the President of this Corporation, and each of them, have been authorized and directed to certify to the Bank that resolutions incorporating the terms of this agreement, copies of which are attached, have been duly adopted, and do further certify the names and specimen signatures, copies of which are attached, of the directors of the Corporation designated above.

     The Corporation undertakes to notify the Bank of any changes in the names and signatures of the officers of the Corporation designated above.

     If the above correctly states our understanding and agreement, would you kindly indicate your acceptance thereof by signing the name of the Bank, by its duly authorized officer, in the space provided below, and return a copy of this agreement to the Corporation.

                                      Very truly yours,

                                      By: /s/ Scott S. James


First Virginia Bank

By: /s/ Josephina Dela Rosa

Exhibit - 11 i

Legal Opinion

Albanese & Associates, P.C.
Attorneys at Law
4041 University Drive, Suite #301
Fairfax, VA  22031

Board of Directors
The Scott James Fund, Inc.
6700 Arlington Boulevard
Falls Church, VA  22042

Re: Opinion letter for The Scott James Fund, Inc. and 25,000.00 Shares of Common Stock with .00004 par value per share.

Gentlemen:

In our capacity as Counsel to The Scott James Fund, Inc. the undersigned has examined and herein relies on copies of the following:
1. The Articles of Incorporation filed with the State Corporation Commission for the Commonwealth of Virginia;
2.  The By-Laws of The Scott James Fund, Inc.
3.  The Shareholder Records of The Scott James Fund, Inc.
4. Certificate of the Commonwealth of Virginia, dated June 16, 2000, issued by the State Corporation Commission certifying that the Certificate of Incorporation is issued to The Scott James Fund, Inc.

I have also examined other such documents, records and matters of law as we have deemed necessary for purposes of furnishing this opinion.

It should be noted that in rendering this opinion (i) the undersigned is unaware of the untruth/omission or invalidity of any representation called for in any of the above documents. In rendering his opinion, the undersigned has examined the following Virginia Code statute as it pertains to the corporation.

1.  Section 13.1-643 of the Virginia Code.

Based upon such examinations and investigations, and such other investigations and examinations, that the undersigned has deemed necessary for the purposes of the opinions expressed herein and subject to the foregoing examination limitations and qualifications expressed herein the undersigned opines as follows:

1. Company is duly incorporated and organized, validly existing and in good standing under the laws of the Commonwealth of Virginia.

2. The Open Shares per The Scott James Fund, Inc. Shareholder Records to be sold by the Company are duly authorized and when issued and delivered to investors under the terms of the Prospectus and Statement of Additional

Information against payment of the appropriate consideration will be duly and validly issued, full paid and non-assessable.

The opinions expressed in this letter are qualified to the following extent:

A. The undersigned is a memeber of the bar of the Commonwealth of Virginia, and the opinions expressed in this letter (except where otherwise expressly stated) are limmited to the laws of the Commonwealth of Virginia.

B. The services of the undersigned have been limited to rendering the foregoing opinion based upon his review of such documents as he deemed necessary to make the the statement contained herein.

C. This opinion does not extend beyond the documents or to any information and/or the the validity, and/or to any representation contained in, and/or whether or not The Scott James Fund, Inc., has or has not complied with any law and/or regulation concerning the Prospectus and Statement of Additional Information by The Scott James Fund, Inc. for the Sale of Securities.

D. The business or financial resources of The Scott James Fund, Inc. have not been reviewed by the undersigned and therefore, expresses no opinion as to the accuracy or completeness of any information that may have been relied upon by anyone in making its decision to either approve the Prospectus and Statement of Additional Information or by anyone offering to purchase share(s) of stock in The Scott James Fund, Inc.

E. The law firm of Albanese & Associates, P.C., has provided this legal opinion as to certain matters relating to the corporation pursuant to the laws of the Commonwealth of Virginia. The Prospectus and Statement of Additional Information has been prepared by the Corporation's management and its advisors. Therefore, no opinion in respect to the Prospectus and Statement of Additional Information other information contained therein has been provided by the undersigned and his law firm.

This opinion is given as the date of this correspondence only and is limited to the specific issues discussed herein, and is issued to and for the sole benefit of The Scott James Fund, Inc.

Pursuant to the request of the Board of Directors, the undersigned hereby consents to the inclusions of this opinion as an exhibit to the Securities Act Registration Statement of the Fund in the N1-A Filing, and to the reference in the Fund's Prospectus and/or Statement of Additional Information.

ALBANESE & ASSOCIATES, P.C.

/s/ Mark S. Albanese

MSA/LC
GLM/gm


Exhibit 11 ii

CONSENT OF INDEPENDENT AUDITORS:

We consent to the inclusion in this post-effective amendment number 7 of The Scott James Fund, Inc. on Form N-1A (File No. 333-96139) of our report dated January 27, 2003, on our audit of the Statement of Assets and Liabilities of The Scott James Fund, Inc., as of
October 31, 2002 and the Schedule of Investments, Statement of Changes in Net Assets, Statement of Operations, and Financial Highlights of The Scott James Fund, Inc. for the period November 1, 2001 to October 31, 2002. We also consent to the reference to our firm under the caption
"Auditors" in the Prospectus.

/s/ Tamba S. Mayah
Tamba S. Mayah
MAYAH & ASSOCIATES, CPAs
7005 Good Luck Rd.
New Carrollton, MD  20784-3621
January 27, 2003


Exhibit 12 i

Code Of Ethics


I.  General Principles

The personal investment activites of any officer, director, trustee or employee of The Scott James Fund, Inc. will be governed by the following principles:
(A) Covered Persons have a duty at all times to place first the interests of Fund Shareholders (B) All securities transactions by Covered Persons shall be consistent with this Code and in such a manner as to avoid any actual or potential conflict of interest or any abuse of an individual's position of trust and responsibility; and (C) Covered Persons should not take inappropriate advantage of their positions with The Scott James Fund.

II. A) Specific Prohibitions

No person covered by this Code, shall purchase or sell a security, except an Excepted Security, if there has been a determination to purchase or sell such security for the Fund or if such a purchase or sale is under consideration for the Fund, nor may such a person have any dealings in a security that he may not purchase or sell for any other account in which he has Beneficial Ownership, or disclose the information to anyone, until such purchase, sale or contemplated action has either been completed or abandoned.

B) Fund Rules Enforcer: To ensure compliance with this code required documents must be submitted according to procedures set forth below to the Fund
Rules Enforcer. The Fund Rules Enforcer at a minimum will be Series 7 Registered with the Securities and Exchange Commission, and selection of this Person must be approved by the Board of Directors. This position will not be occupied by Scott S. James.

III.  Obtaining Advance Approval

Except as provided in Sections V and VI of this Code, all proposed transactions in securities (privately or publicly owned) by Covered Persons, except transactions in Excepted Securities, should be approved consistent with the provisions of this Code in advance by the Fund Rules Enforcer. This request should be submitted by e-mail to fundrulesenforcer@scottjamesgroup.com, and requests will be answered within 7 days.

IV.  Reporting and Certification Requirements; Brokerage Confirmations

(1) Except as provided in Sections V and VI of this code, within 10 days following the end of each calendar quarter each Covered Person must file with the Fund Rules Enforcer a signed Security Transaction
Reporting Form.  The form
must be signed and filed whether or not any security transaction has been effected. If any transaction has been effected during the quarter for the Covered Person's account or for any account in which he has a direct or indirect Beneficial Ownership, it must be reported. Excepted from this reporting requirement are transactions effected in any accounts over which the Covered Person has no direct or indirect influence or control and transactions in Excepted Securities. The Fund Rules Enforcer is responsible for reviewing these transactions promptly and must address any apparent violation promptly.
(2) Each employee of the Fund will upon commencement of employment and annually thereafter disclose all personal securities holdings and annually certify that: (i) they have read and understand this Code and recognize they are subject hereto; and (ii) they have complied with the requirements of this Code and disclosed or reported all securities transactions required to be disclosed or reported pursuant to the requirements of this Code.
(3) Each employee of the Fund will direct his brokerage firm to send copies of all confirmations and all monthly statements directly to the Fund Rules Enforcer.

(4) Each employee of the Fund who has a Fully-Discretionary Account (as defined in Section VI) shall disclose all pertinent facts regarding such Account to the Fund Rules Enforcer upon commencement of employment.
Each such employee
or partner shall thereafter annually certify on the prescribed form that he or she has not and will not exercise any direct or indirect influence or control over such Account, and has not discussed any potential investment decisions with such independent fiduciary in advance of any such transactions.

V.  Special Provisions Applicable to Outside Directors and Trustees of the Funds

The primary function of the Outside Directors and Trustees of the Funds is to set policy and monitor the management performance of the Funds' officers and employees involved in the management of the Fund. Although they receive complete information as to actual portfolio transactions, Outside Directors and Trustees are not given advance information as to the Funds' contemplated investment transactions.

An Outside Director or Trustee wishing to purchase or sell any security will therefore generally not be required to obtain advance approval of his security transactions. If, however, during discussions at Board meetings or otherwise an Outside Director or Trustee should learn in advance of the Funds' current or contemplated investment transactions, then advance approval of transactions in the securities of such company(ies) shall be required for a period of 30 days from the date of such Board meeting. In addition, an Outside Director or Trustee can voluntarily obtain advance approval of any security transaction or transactions at any time.

No report described in Section IV(1) will be required of an Outside Director or Trustee unless he knew, or in the ordinary course of fulfilling his official duties as a director or trustee should have known, at the time of his transaction, that during the 15-day period immediately before or after the date of the transaction (i.e., a total of 30 days) by the Outside Director or Trustee such security was or was to be purchased or sold by the Fund or such a purchase or sale was or was to be considered by the Fund. If he makes any transaction requiring such a report, he must report all securities transactions effected during the quarter for his account or for any account in which he has a direct or indirect Beneficial Ownership interest and over which he has any direct or indirect influence or control. Each Outside Director and Trustee will direct his brokerage firm to send copies of all confirmations of securities transactions to the Fund Rules Enforcer, and annually make the certification required under Section IV(2)(i) and (ii). Outside Directors' and Trustees' transactions in Excepted Securities are excepted from the provisions of this Code.

It shall be prohibited for an Outside Director or Trustee to trade on material non-public information. Prior to accepting an appointment as a director of any company, an Outside Director or Trustee will advise and discuss with the Board whether accepting such appointment creates any conflict of interest or other issues.

VI. Additional Requirement relating to Employees of the Fund

It shall be prohibited for any employee of the Fund:
(1) to obtain or accept favors or preferential treatment of any kind or gift or other thing having a value of more than $100 from any person or entity that does business with or on behalf of the investment company.
(2) to trade on material non-public information or otherwise fail to comply with the Fund's Statement of Policy and Procedures on Receipt and Use of Inside Information adopted pursuant to Section 15(f) of the Securities
Exchange Act of 1934 and Section 204A of the Investment Advisers Act of
1940;
(3) to become a director of any company without the Firm's prior consent and implementation of appropriate safeguards against conflicts of interest.

In connection with any request for approval, pursuant to Section III of this Code, of an acquisition by employees of the Fund of any securities in a private placement, prior approval will take into account, among other factors, whether the investment opportunity should be reserved for any of the Funds and their shareholders (or other clients of the Fund) and whether the opportunity is being offered to the individual by virtue of the individual's position with the Fund. An individual's investment in privately-placed securities will be disclosed to the Fund Rules Enforcer if such an individual is involved in consideration of an investment by the Fund in the issuer of such securities. In such circumstances, the Fund's (or other client's) decision to purchase securities of the issuer will be subject to independent review by personnel with no personal interest in the issuer.

If a spouse of an employee of the Fund who is a director or an employee of, or a consultant to, a company, receives a grant of options to purchase securities in that company (or an affiliate), neither the receipt nor the exercise of those options requires advance approval from the Fund or reporting. Any subsequent sale of the security acquired by the option exercise by that spouse would require advance approval and is a reportable transaction.

Advance approval is not required for transactions in any account of a Covered person if the Covered Person had no direct or indirect influence or control (a "Fully-Discretionary Account"). A Covered person will be deemed to have "no direct or indirect influence or control" over an account only if:
(i) investment discretion for the account has been delegated to an independent fiduciary and such investment discretion is not shared with the employee,
(ii) the Covered Person certifies in writing that he or she has not and will not discuss any potential investment decisions with such independent fiduciary before any transaction the Fund Rules Enforcer has determined that the account satisfies these requirements. Transaction in Fully-Discretionary Accounts by an employee of the Fund are subject to the post-trade reporting requirements of this Code.

VII.  Enforcement

The Fund Rules Enforcer for The Scott James Fund, Inc. is charged with the responsibility of enforcing this code, and may appoint one or more employees to aid in carrying out these enforcement responsibilities. The Fund Rules Enforcer shall implement a procedure to monitor compliance with this Code through a periodic review of personal trading records provided under this Code against transactions in the Fund. The Fund Rules Enforcer shall bring to the attention of the Funds' Audit Committee any apparent violations of this Code, and the Audit Committee shall determine what action shall be taken as a result of such violation.
The record of any violation of this Code and any action taken as a result thereof, which may include suspension or removal of the violator from his or her position, shall be made a part of the permanent record of the Fund. An annual report will be prepared for the directors or trustees of the Fund that summarizes the Funds' procedures concerning personal investing, including the procedures followed to determine whether to grant approvals under Section III and the procedures followed by the Fund Rules Enforcer in determining pursuant to Section IV whether the Fund has determined to purchase or sell a security or are considering such a purchase or sale, and any changes in those procedures during the past year, and (b) identifies any recommended changes in the restrictions imposed by this Code or in such procedures with respect to the Code and any changes to the Code based upon experience with the Code, evolving industry practices or developments in the regulatory environment.

VII.  Definitions

"Covered Person" means any officer, director, trustee, director or trustee emeritus or employee of the Fund. (See also definition of "Beneficial Ownership.")

"Excepted Securities" are shares of the Funds, banker's acceptances, bank certificates of deposit, commercial paper, shares of registered open-end investment companies and U.S. Government securities.

"Outside Directors and Trustees" are directors and trustees who are not "interested persons" as defined by the Investment Company Act of 1940.

"Security" means any stock, bond, debenture or in general any instrument commonly known as a security and includes a warrant or right to subscribe to or purchase any of the foregoing and also includes the writing of an option on any of the foregoing.

"Beneficial Ownership" is interpreted in the same manner as it would be under
Section 16 of the Securities Exchange Act of 1934 and Rule 16a-1 thereunder. Accordingly, a "beneficial owner" includes any Covered Person who, directly or indirectly, though any contract, arrangement, understanding, relationship or otherwise, has or shares a direct or indirect pecuniary interest (i.e. the ability to share in profits derived from such security) in any equity security including:
(i) securities held by a person's immediate family sharing the same house (with certain exceptions);
(ii) a general partner's interest in portfolio securities held by a general or limited partnership;
(iii) a person's interest in securities held in trust as trustee, beneficiary or settlor, as provided in Rule 16a-8(b); and
(iv) a person's right to acquire securities through options, rights or other derivatives securities.

"Gender/Number" whenever the masculine gender is used herein, it includes the feminine gender as well, and the singular includes the plural and the plural includes the singular, unless in each case the contest clearly indicates otherwise.

/s/ Scott S. James
Scott S. James, President